Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Contract revenue	$ 7,380	$ 9,015	$ 6,685
Grant revenue	1,328	1,329	2,254
Total revenues	8,708	10,344	8,939
Costs and expenses
Research and development (including stock compensation expense of $150, $205 and $545 in 2012, 2011 and 2010, respectively)	19,636	18,930	14,779
General and administrative (including stock compensation expense of $331, $347 and $921 in 2012, 2011 and 2010, respectively)	4,753	4,916	5,387
Depreciation	320	278	284
Total costs and expenses	24,709	24,124	20,450
Loss from operations	(16,001)	(13,780)	(11,511)
Other expense net	(1,172)	(863)	(69)
Income from change in fair value of warrants	2,404	812
Interest income	34	85	203
Net loss	(14,735)	(13,746)	(11,377)
Basic and diluted net loss per common share	$ (0.45)	$ (0.59)	$ (0.60)
Weighted average shares outstanding, basic and diluted	32,556,781	23,239,019	18,929,749
Items included in other comprehensive income (loss):
Proportional share of comprehensive (loss) income of equity method investment	(28)	28
Unrealized (loss) gain on available-for-sale securities	(28)	(26)	(45)
Other comprehensive (loss) income items	(28)	2	(45)
Comprehensive loss	$ (14,763)	$ (13,744)	$ (11,422)